SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Arrangements by Share-based Payment Award (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Number of options Outstanding	14,080,996
Number of options Granted	11,784
Number of options Exercised	(289,851)
Number of options Forfeited	(191,460)
Number of options Expired	(67,235)
Number of options Outstanding at End	13,544,234	14,080,996
Number of options Exercisable	9,954,056
Weighted- average exercise price,Outstanding	$ 5.24
Weighted- average exercise price Granted	4.75
Weighted- average exercise price Exercised	0.8
Weighted- average exercise price Forfeited	5.36
Weighted- average exercise price Expired	7.66
Weighted- average exercise price Outstanding at end	5.33	$ 5.24
Weighted- average exercise price Exercisable	$ 5.2
Weighted- average remaining contractual term Outstanding at end	5 years 5 months 12 days	6 years
Weighted- average remaining contractual term Exercisable	5 years 3 months 29 days
Aggregate intrinsic value, Outstanding	$ 19,724
Aggregate intrinsic value, Granted	0
Aggregate intrinsic value, Exercised	786
Aggregate intrinsic value, Forfeited	114
Aggregate intrinsic value, Expired	0
Aggregate intrinsic value, Outstanding at end	12,079	$ 19,724
Aggregate intrinsic value Exercisable	$ 10,692